Stockholders' equity	12 Months Ended
Dec. 31, 2011
Stockholders' equity
Stockholders' equity

17    Stockholders' equity

             Each holder of common and preferred class A stock is entitled to one vote for each share on all matters brought before stockholders' meetings, except for the election of the Board of Directors, which is restricted to the holders of common stock. The Brazilian Government holds twelve preferred special shares which confer permanent veto rights over certain matters.

             Both common and preferred stockholders are entitled to receive a mandatory minimum dividend of 25% of annual adjusted net income under Brazilian GAAP, once declared at the annual stockholders' meeting. In the case of preferred stockholders, this dividend cannot be less than 6% of the preferred capital as stated in the statutory accounting records or, if greater, 3% of the Brazilian GAAP equity value per share.

             During 2011, Vale paid the minimum annual remuneration attributed to stockholder in 2010, as of interest on capital and dividends, and Vale paid the additional remuneration in amount of US$ 1,000. Additionally, we anticipate US$ 4,141 relating to dividends of annual remuneration attributed to stockholder in 2011.

             In November 2011, as part of the share buy-back program approved in June 2011, we concluded the acquisition of 39,536,080 common shares, at an average price of US$ 26.25 per share, and 81,451,900 preferred shares, at an average price of US$ 24.09 per share (including shares of each class in the form of American Depositary Receipts), for a total aggregate purchase price of US$ 3.0 billion. The repurchased shares represent 3.10% of the free float of common shares, and 4.24% of the free float of preferred shares, outstanding before the launch of the program. The shares acquired will be held in treasury for cancellation.

             In September, 2010, the Board of Directors approved a share buy-back program. The shares are to be held in treasury for subsequent sale or cancellation, amounting up to US$2 billion and involving up to 64,810,513 common shares and up to 98,367,748 preferred shares. As of December 31, 2010 we had acquired 21,682,700 common shares and 48,197,700 preferred shares.

             In June 2010, the notes series Rio and Rio P were converted into ADS and represent an aggregate of 49,305,205 common shares and 26,130,033 preferred class A shares respectively. The conversion was made using 75,435,238 treasury stocks held by the Company. The difference between the conversion amount and the book value of the treasury stocks of US$ 1,379 was accounted for in additional paid-in capital in the stockholder's equity.

             The outstanding issued mandatory convertible notes as of December 31, 2011, are as follows:

			Value
	Date
				Net of charges
Headings	Emission	Expiration	Gross		Coupon
Tranches Vale and Vale P-2012	July/2009	June/2012	942	934	6.75% p.a.

             The notes pay a quarterly coupon and are entitled to an additional remuneration equivalent to the cash distribution paid to ADS holders. These notes were classified as a capital instrument, mainly due to the fact that neither the Company nor the holders have the option to settle the operation, whether fully or partially, with cash, and the conversion is mandatory. Consequently, they were recognized as a specific component of shareholders' equity, net of financial charges.

             The funds linked to future mandatory conversion, net of charges are equivalent to the maximum of common shares and preferred shares, are as follows. All the shares are currently held in treasury.

	Maximum amount of action		Value
Headings	Common	Preferred	Common	Preferred
Tranches Vale and Vale P-2012	18,415,859	47,284,800	293	649

             In November 2011, Vale paid additional remuneration to holders of mandatorily convertible notes, series VALE-2012 and VALE P-2012, in the amount of US$ 1.657454 and US$ 1.917027 per note, respectively.

             In September 2011, Vale paid additional remuneration to holders of mandatorily convertible notes, series VALE-2012 and VALE P-2012, in the amount of US$ 1.806046 and US$ 2.088890 per note, respectively.

             In April 2011, Vale paid additional remuneration to holders of mandatorily convertible notes, series VALE-2012 and VALE P-2012, in the amount of US$ 0.985344 and US$ 1.139659 per note, respectively.

             In January 2011, Vale paid additional remuneration to holders of mandatorily convertible notes, series VALE-2012 and VALE P-2012, US$ 0.462708 and US$ 0.535173 per note, respectively.

             Brazilian law permits the payment of cash dividends only from retained earnings as stated in the BR GAAP statutory records and such payments are made in Brazilian reais. Pursuant to the Company's statutory books, undistributed retained earnings at December 31, 2011, total US$36,145, comprising of the unrealized income and expansion reserves, which could be freely transferred to retained earnings and paid as dividends, if approved by the stockholders, after deducting of the minimum annual mandatory dividend, which is 25% of net income of the parent Company.

             No withholding tax is payable on distribution of profits earned, except for distributions in the form of interest attributed to stockholders' equity (Note 3 (q)).

             Brazilian laws and our By-laws require that certain appropriations be made from retained earnings to reserve accounts on an annual basis, all determined in accordance with amounts stated in the statutory accounting records.

             The purpose and basis of appropriation to such reserves is described below:

             Unrealized income reserve—this represents principally our share of the earnings of affiliates and joint ventures, not yet received in the form of cash dividends.

             Expansion reserve—this is a general reserve for expansion of our activities.

             Legal reserve—this reserve is a requirement for all Brazilian corporations and represents the appropriation of 5% of annual net income up to a limit of 20% of capital stock all determined under Brazilian GAAP.

             Fiscal incentive investment reserve—this reserve results from an option to designate a portion of income tax otherwise payable, for investment in government approved projects and is recorded in the year following that in which the taxable income was earned. As from 2000, this reserve basically contemplates income tax incentives (Note 6).

Earnings per share

             Earnings per share amounts have been calculated as follows:

	Year ended as of December 31,
	2011	2010	2009
Net income from continuing operations	22,885	17,407	5,349
Discontinued operations, net of tax	–	(143)	–

Net income for the period	22,885	17,264	5,349
Remuneration attributed to preferred convertible notes	(97)	(72)	(58)
Remuneration attributed to common convertible notes	(70)	(61)	(93)

Net income for the period adjusted	22,718	17,131	5,198

Earnings per share
Income available to preferred stockholders	8,591	6,566	1,967
Income available to common stockholders	13,842	10,353	3,082
Income available to convertible notes linked to preferred	205	153	75
Income available to convertible notes linked to common	80	59	73

	22,718	17,131	5,197

Weighted average number of shares outstanding (thousands of shares)—preferred shares	1,984,030	2,035,783	2,030,700
Weighted average number of shares outstanding (thousands of shares)—common shares	3,197,063	3,210,023	3,181,706

Total	5,181,093	5,245,806	5,212,406

Weighted average number of convertibles outstanding (thousands of shares)—linked to preferred shares	47,285	47,285	77,580
Weighted average number of convertibles outstanding (thousands of shares)—linked to common shares	18,416	18,416	74,998

Total	65,701	65,701	152,578

Total
Earnings per preferred share	4.33	3.23	0.97
Earnings per common share	4.33	3.23	0.97
Earnings per convertible note linked to preferred	6.39	4.76	1.71
Earnings per convertible note linked to common share	8.15	6.52	2.21
Continuous operation
Earnings per preferred share	4.33	3.25	0.97
Earnings per common share	4.33	3.25	0.97
Earnings per convertible note linked to preferred	6.39	4.77	1.71
Earnings per convertible note linked to common share	8.15	6.56	2.21
Discontinuous operation
Earnings per preferred share		(0.02)
Earnings per common share		(0.02)
Earnings per convertible note linked to preferred		(0.01)
Earnings per convertible note linked to common share		(0.04)